Leases - Summary of Lease Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Operating lease cost	$ 1,889	$ 1,889
Short-term lease, cost	93	36
Variable lease, cost	643	541
Total operating lease costs	2,625	2,466
Other information
Operating cash flows used for operating leases	$ 1,782	$ 1,735
Weighted average remaining lease term in years	5 years 6 months	6 years 6 months
Weighted average discount rate	12.00%	12.00%